RELATED PARTIES - TRANSACTIONS AND BALANCES (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Key management compensation:
Labor cost and related expenses	$ 2,065	$ 1,537	$ 1,180
Share-based compensation	599	1,146	868
Directors fee and services	472	415	429
Others	32	23	30
Key management compensation	$ 3,168	$ 3,121	$ 2,507